Leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease [Abstract]
Right-of-use assets, beginning balance			$ 4,352
Modifications and renewals	$ 33	$ 1,228
Additions		121
Disposals	(333)
Depreciation expense	(642)	(880)
Right-of-use assets, ending balance	3,879	4,821
Lease liabilities, beginning balance			$ 4,694
Modifications and renewals	(100)	1,226
Additions		121
Disposals	(328)
Interest expense	272	345
Payments	(716)	(1,178)
Lease liabilities, ending balance	$ 4,336	$ 5,208